Financial Assets And Financial Liabilities - Additional Information (Detail) € in Thousands		6 Months Ended
	Feb. 09, 2023 $ / shares shares	Jun. 30, 2023 EUR (€)	Jun. 30, 2022 EUR (€)	Jun. 30, 2023 $ / shares	Dec. 31, 2022 EUR (€)
Disclosure of financial assets and liabilities [line items]
Class of warrants or rights exercise price per share | $ / shares	$ 5.32
Allowance account for credit losses of financial assets | €		€ 1,467			€ 1,656
Additional allowance account for credit losses of trade and other receivables | €		4,327			€ 3,404
Adjustments For Expected Credit Loss For Trade And Other Receivables | €		€ 1,380	€ 1,756
Number of warrants exercisable | shares	1,007,894
Number of shares issued | shares	1,007,894
Top of range [member] | Floating interest rate [member]
Disclosure of financial assets and liabilities [line items]
Borrowings adjustment to interest rate		8.00%			6.79%
Top of range [member] | Fixed interest rate [member]
Disclosure of financial assets and liabilities [line items]
Borrowings adjustment to interest rate		5.67%			6.32%
Bottom of range [member] | Floating interest rate [member]
Disclosure of financial assets and liabilities [line items]
Borrowings adjustment to interest rate		3.00%			3.00%
Bottom of range [member] | Fixed interest rate [member]
Disclosure of financial assets and liabilities [line items]
Borrowings adjustment to interest rate		0.00%			0.00%
Public and private warrants [member] | Ordinary shares [member] | Common stock class A [member]
Disclosure of financial assets and liabilities [line items]
Class of warrants or rights fair value per warrant | $ / shares				$ 0.49
BBVA Warrant [Member]
Disclosure of financial assets and liabilities [line items]
Class of warrants or rights fair value per warrant | $ / shares				$ 2.8